Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 3,931,847	$ 3,060,642
China
Disclosure of geographical areas [line items]
Revenue	1,122,557	801,838
Europe
Disclosure of geographical areas [line items]
Revenue	707,762	608,668
United States
Disclosure of geographical areas [line items]
Revenue	761,600	570,482
South Korea
Disclosure of geographical areas [line items]
Revenue	443,837	347,896
South America
Disclosure of geographical areas [line items]
Revenue	352,805	279,270
Canada
Disclosure of geographical areas [line items]
Revenue	171,532	167,436
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 371,754	$ 285,052